BUSINESS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
BUSINESS AND BASIS OF PRESENTATION
BUSINESS AND BASIS OF PRESENTATION

NOTE 1—BUSINESS AND BASIS OF PRESENTATION

Business

        Effective June 29, 2018, Global Power Equipment Group Inc. changed its name to Williams Industrial Services Group Inc. (together with its wholly owned subsidiaries, "Williams," the "Company," "we," "us" or "our," unless the context indicates otherwise) to better align its name with the Williams business. Since March 19, 2019, the Company's stock has traded on the OTCQX® Best Market under the ticker symbol "WLMS." Williams has been safely helping plant owners and operators enhance asset value for more than 50 years. The Company provides a broad range of construction, maintenance and support services to customers in energy, power and industrial end markets. The Company's mission is to be the preferred provider of construction, maintenance, and specialty services through commitment to superior safety performance, focus on innovation, and dedication to delivering unsurpassed value to its customers.

Presentation

        The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") on a basis consistent with that used in the Annual Report on Form 10-K for the year ended December 31, 2018, filed by the Company with the U.S. Securities and Exchange Commission ("SEC") on April 1, 2019 (the "2018 Report"). In the opinion of management, the unaudited condensed consolidated financial statements reflect all adjustments, including all normal recurring adjustments, necessary to present fairly the unaudited condensed consolidated balance sheets and statements of operations, comprehensive income (loss), stockholders' equity and cash flows for the periods indicated. All significant intercompany transactions have been eliminated. The December 31, 2018 unaudited condensed consolidated balance sheet data was derived from audited financial statements, but does not include all disclosures required by GAAP. These unaudited condensed consolidated interim financial statements and accompanying notes should be read in conjunction with the audited consolidated financial statements and accompanying notes included in the 2018 Report. Accounting measurements at interim dates inherently involve greater reliance on estimates than at year-end. The results of operations for any interim period are not necessarily indicative of operations to be expected for the full year.

        The Company reports on a fiscal quarter basis utilizing a "modified" 4-4-5 calendar (modified in that the fiscal year always begins on January 1 and ends on December 31). However, the Company has continued to label its quarterly information using a calendar convention. The effects of this practice are modest and only exist when comparing interim period results. The reporting periods and corresponding fiscal interim periods are as follows:

Reporting Interim Period	Fiscal Interim Period

	2019	2018

Three Months Ended March 31	January 1, 2019 to March 31, 2019	January 1, 2018 to April 1, 2018
Three Months Ended June 30	April 1, 2019 to June 30, 2019	April 2, 2018 to July 1, 2018
Three Months Ended September 30	July 1, 2019 to September 29, 2019	July 2, 2018 to September 30, 2018

NOTE 1—BUSINESS AND ORGANIZATION

        Effective June 29, 2018, Global Power Equipment Group Inc. changed its name to Williams Industrial Services Group Inc. (together with its wholly owned subsidiaries, "Williams," the "Company," "we," "us" or "our," unless the context indicates otherwise) to better align its name with the Williams business, and its stock now trades on the OTCQX® Best Market under the ticker symbol "WLMS." Williams has been safely helping plant owners and operators enhance asset value for more than 50 years. It provides a broad range of construction, maintenance and support services to customers in energy, power and industrial end markets. Williams' mission is to be the preferred provider of construction, maintenance, and specialty services through commitment to superior safety performance, focus on innovation, and dedication to delivering unsurpassed value to its customers. The Company's corporate headquarters are located in Tucker, Georgia.

        The Company reports on a fiscal quarter basis utilizing a "modified" 4-4-5 calendar (modified in that the fiscal year always begins on January 1 and ends on December 31). However, the Company has continued to label its quarterly information using a calendar convention. The effects of this practice are modest and only exist when comparing interim period results. The reporting periods and corresponding fiscal interim periods are as follows:

Reporting Interim Period	Fiscal Interim Period

	2018	2017

Three Months Ended March 31	January 1, 2018 to April 1, 2018	January 1, 2017 to April 2, 2017
Three Months Ended June 30	April 2, 2018 to July 1, 2018	April 3, 2017 to July 2, 2017
Three Months Ended September 30	July 2, 2018 to September 30, 2018	July 3, 2017 to October 1, 2017